Other Gains (Losses)	12 Months Ended
Dec. 31, 2020
Disclosure of other gains losses [Abstract]
Disclosure Of Other Gains Losses Explanatory [Text Block]
Note 32
Other Gains
(
Loss
es)

Other gains (losses) items are detailed as follows:

Other gain and (loss)	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	(6,153,705)	4,830,982	5,108,327
Marketable securities to fair value	(81,145)	(275,172)	(132,420)
Bargain purchase gain (2)	1,678,339	3,043,107	-
Impairment (3)	(6,029,434)	-	-
Other	(824,140)	(4,442,118)	(946,280)
Total	(11,410,085)	3,156,799	4,029,627
(1)

Under this concept there are ThCh$ 2,404,593 and ThCh$ 8,184,537 received (net), and ThCh$ 7,508,815 paid (net), as of December 31,
2020
,
2019
and
2018
, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.
(2)

It corresponds to the higher value originated by the purchase of the businesses of the vineyards of Pocito and Cañada Honda in 2019. In 2020 it corresponds to vineyards La Consulta and Mahina SpA.  See
Note 1 - General information, letter D) numeral 9 and 14
, respectively.
(3)

See
Note 18 - Goodwill
and
Note - 19 Property, plant and equipment
.